Redeemable Non-Controlling Interests and Non-Controlling Interests - Additional Information (Details)			1 Months Ended												12 Months Ended
	Jun. 25, 2019 USD ($) Installment	Jun. 25, 2019 CNY (¥)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 CNY (¥)	Apr. 30, 2020 USD ($)	Apr. 30, 2020 CNY (¥)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jul. 31, 2017 USD ($)	Jul. 31, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Jun. 25, 2019 CNY (¥) Installment	Jul. 31, 2018	Apr. 30, 2018	Dec. 31, 2016
Minority Interest [Line Items]
Payment for acquisition of redeemable non-controlling interests															$ 3,120,583	$ 2,215,392
Remaining consideration payable															$ 3,120,583	2,215,392
Redeemable noncontrolling interest carrying amount derecognized									$ 6,678,219									$ 6,393,530
Non-controlling interest sold																595,482
Capital contribution from non-controlling interests shareholders																29,196		104,159
Contribution from non-controlling interests shareholders																29,196		104,159
Capital injection from non-controlling interests shareholders																595,482
Additional Paid-in Capital
Minority Interest [Line Items]
Non-controlling interest sold																2,757
Redeemable Non-Controlling Interests
Minority Interest [Line Items]
Additional paid in capital									1,296,171
Shanghai ECMOHO Health Biotechnology Co. Limited (“ECMOHO Shanghai”)
Minority Interest [Line Items]
Equity interests percentage																					2.50%	8.36%
Agreement to acquire equity interest percentage	2.50%																			2.50%
Payment for acquisition of redeemable non-controlling interests	$ 5,382,048	¥ 36,999,967
Consideration payable with in fifteen days	2,215,392																			¥ 15,230,156
Remaining consideration payable	$ 3,120,583																			¥ 21,769,811
Number of equal installments | Installment	2																			2
Annual interest rate on non-controlling shareholders cash consideration payable noncurrent	8.00%																			8.00%
Round B Investors | Shanghai ECMOHO Health Biotechnology Co. Limited (“ECMOHO Shanghai”)
Minority Interest [Line Items]
Equity interests percentage															2.50%
Shanghai Jieshi Technology Co.,Limited
Minority Interest [Line Items]
Non-controlling ownership Percentage																							70.00%
Acquired non-controlling interest percentage							10.00%	10.00%					30.00%	30.00%
Acquisition of non-controlling interest							$ 1,200,000	¥ 170,324					$ 300,000	¥ 48,704
Percentage of non-controlling interest sold			100.00%	100.00%							10.00%	10.00%
Non-controlling interest sold			$ 153,000	¥ 1,000,000							$ 16,235	¥ 100,000
Capital contribution from non-controlling interests shareholders																$ 29,196	¥ 200,000	$ 104,159	¥ 700,000
Shanghai Jieshi Technology Co.,Limited | Accumulated Deficit
Minority Interest [Line Items]
Acquisition of non-controlling interest													$ (23,993)
Non-controlling interest sold											$ 78,404
Shanghai Jieshi Technology Co.,Limited | Additional Paid-in Capital
Minority Interest [Line Items]
Acquisition of non-controlling interest							$ (180,784)
Xianggui
Minority Interest [Line Items]
Contribution from non-controlling interests shareholders									893,223	¥ 6,000,000
Xianggui | Employees
Minority Interest [Line Items]
Capital injection from non-controlling interests shareholders									$ 595,482	¥ 4,000,000
Minority Interest ownership percentage									40.00%
Xianggui | Founder
Minority Interest [Line Items]
Percentage of non-controlling interest sold					60.00%	60.00%
Non-controlling interest sold					$ 521,000	¥ 3,400,000